NONCONTROLLING INTEREST (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Noncontrolling interest
Balance at the beginning of the period	$ 1,030	$ 708	$ 1,569
Change in effective ownership			95
Capital contribution of non-controlling interest holder			164
Share of profit (loss)	319	338	690
Purchase of non-controlling interest	(142)		(1,711)
Other comprehensive income	(21)	(16)	16
Balance at the end of the period	3,818	1,030	708
iKang Zhejiang BVI
Noncontrolling interest
Balance at the beginning of the period	4	(25)	(383)
Change in effective ownership			95
Capital contribution of non-controlling interest holder			164
Share of profit (loss)	104	59	164
Other comprehensive income	(2)	(30)	(65)
Balance at the end of the period	106	4	(25)
iKang Shanghai Xikang Road
Noncontrolling interest
Balance at the beginning of the period			1,516
Dividend distribution to non-controlling interest holder			(420)
Share of profit (loss)			414
Purchase of non-controlling interest			(1,564)
Other comprehensive income			54
iKang Shanghai Gubei
Noncontrolling interest
Balance at the beginning of the period	639	484	414
Dividend distribution to non-controlling interest holder	(44)
Share of profit (loss)	236	146	53
Other comprehensive income	(7)	9	17
Balance at the end of the period	824	639	484
iKang Shanghai Lujiazui
Noncontrolling interest
Balance at the beginning of the period	116	115	254
Share of profit (loss)	25	(1)	29
Purchase of non-controlling interest	(142)		(176)
Other comprehensive income	1	2	8
Balance at the end of the period		116	115
Fujian iKang
Noncontrolling interest
Balance at the beginning of the period	250	208
Addition of non-controlling interest			305
Share of profit (loss)	143	39	(107)
Other comprehensive income	(4)	3	10
Balance at the end of the period	389	250	208
Shenzhen Hospital Management
Noncontrolling interest
Balance at the beginning of the period	21	(74)	(232)
Share of profit (loss)	33	95	137
Purchase of non-controlling interest			29
Other comprehensive income	(1)		(8)
Balance at the end of the period	53	21	(74)
Shanghai Jianwei Management
Noncontrolling interest
Addition of non-controlling interest	172
Share of profit (loss)	(9)
Other comprehensive income	(2)
Balance at the end of the period	161
Beijing Jiandatong
Noncontrolling interest
Addition of non-controlling interest	82
Share of profit (loss)	(36)
Other comprehensive income	(1)
Balance at the end of the period	45
MediFast (Hong Kong) Limited
Noncontrolling interest
Addition of non-controlling interest	1,690
Share of profit (loss)	48
Other comprehensive income	(1)
Balance at the end of the period	1,737
iKang Changzhou
Noncontrolling interest
Addition of non-controlling interest	732
Share of profit (loss)	(225)
Other comprehensive income	(4)
Balance at the end of the period	$ 503